COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Rental Commitments Under Operating Leases	Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:
December 31,

2017	$1,413
2018	1,069
2019	786
2020	748
2021	78
$4,094